Net Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Net Assets

(8)   Net Assets

The following table shows the components of net distributable earnings (accumulated losses) as shown on the Consolidated Statements of Assets and Liabilities:

	As of
	September 30, 2023	December 31, 2022
Net distributable earnings (accumulated losses), beginning of period	$(54,779)	$15,782
Net investment income/(loss) after taxes	142,591	128,010
Accumulated net realized gain (loss)	127	537
Net unrealized appreciation (depreciation)	30,909	(80,005)
Dividends declared	(119,323)	(119,437)
Tax reclassification of stockholders’ equity	—	334
Net distributable earnings (accumulated losses), end of period	$(475)	$(54,779)

On September 22, 2023, the Company issued a capital drawdown notice to stockholders relating to the sale of shares of Common Stock pursuant to the Subscription Agreements in the amount of approximately $220.5 million. The sale of the shares of Common Stock closed on October 4, 2023. Subscribed but unissued shares of Common Stock are presented in equity with a deduction of subscriptions receivable until cash is received for a subscription. $7,332 was received related to this capital call as of September 30, 2023 which is included in Cash on the Consolidated Statements of Assets and Liabilities. Following this capital call, the Company does not have any remaining undrawn capital commitments. The Company did not issue any other capital calls for the nine months ended September 30, 2023.

The following table summarizes the total shares issued and proceeds received from the Company’s capital drawdowns delivered pursuant to the Subscription Agreements for the nine months ended September 30, 2022:

Share Issuance Date	Shares Issued	Amount
May 16, 2022	3,548,132	$74,866
July 28, 2022	3,903,231	79,821
Total	7,451,363	$154,687

The following table summarizes the Company’s distributions declared and payable for the nine months ended September 30, 2023:

Date Declared	Record Date	Payment Date	Per Share Amount	Total Amount
March 28, 2023	March 28, 2023	April 25, 2023	$0.50	$35,377
June 27, 2023	June 27, 2023	July 25, 2023	0.57	40,735	(1)
September 26, 2023	September 26, 2023	October 25, 2023	0.60	43,211	(2)
Total Distributions			$1.67	$119,323
(1)	Includes a supplemental distribution of $0.07.
(2)	Includes a supplemental distribution of $0.10.

The following table summarizes the Company’s distributions declared and payable for the nine months ended September 30, 2022:

Date Declared	Record Date	Payment Date	Per Share Amount	Total Amount
March 25, 2022	March 25, 2022	April 27, 2022	$0.48	$27,455
June 24, 2022	June 24, 2022	July 27, 2022	0.47	28,601
September 26, 2022	September 28, 2022	October 19, 2022	0.47	30,611
Total Distributions			$1.42	$86,667

The Company adopted an “opt in” dividend reinvestment plan, or the DRIP. As a result, the Company’s stockholders who elect to “opt in” to the DRIP will have their cash dividends or distributions automatically reinvested in additional shares of Common Stock, rather than receiving cash. Stockholders who receive distributions in the form of shares of Common Stock will generally be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions; however, those stockholders will not receive cash with which to pay any applicable taxes. Shares issued under the DRIP did not reduce an investor’s outstanding capital commitment.

The following table summarizes the DRIP shares issued to stockholders who have “opted in” to the DRIP for the nine months ended September 30, 2023 and the value of such shares as of the payment dates:

Payment Date	DRIP Shares Issued	DRIP Shares Value
January 25, 2023	445,235	$8,891
April 25, 2023	482,721	9,698
July 25, 2023	554,001	11,274
Total	1,481,957	$29,863

The following table summarizes the DRIP shares issued to stockholders who have “opted in” to the DRIP for the nine months ended September 30, 2022 and the value of such shares as of the payment dates:

Payment Date	DRIP Shares Issued	DRIP Shares Value
January 25, 2022	358,891	$7,540
April 27, 2022	332,212	6,964
July 27, 2022	372,338	7,614
Total	1,063,441	$22,118

(8)	Net Assets

The following table shows the components of distributable earnings as shown on the Consolidated Statements of Assets and Liabilities:

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Net distributable earnings (accumulated losses), beginning of period	$15,782	$4,702	$(1,156)
Net investment income/(loss) after taxes	128,010	72,929	10,635
Accumulated net realized gain (loss)	537	1,895	2,154
Net unrealized appreciation (depreciation)	(80,005)	8,431	5,508
Dividends declared	(119,437)	(72,315)	(13,926)
Tax reclassification of stockholders’ equity	334	140	1,487
Net distributable earnings (accumulated losses), end of period	$(54,779)	$15,782	$4,702

The following table summarizes the amount of capital drawdowns and total shares issued pursuant to the Subscription Agreements for the year ended December 31, 2022 (dollar amounts in millions):

Share Issuance Date	Shares Issued	Amount
May 16, 2022	3,548,132	$74.9
July 28, 2022	3,903,231	79.8
December 23, 2022	4,775,721	94.6
Total	12,227,084	$249.3

The following table summarizes the total shares issued and proceeds received from the Company’s capital drawdowns delivered pursuant to the Subscription Agreements for the year ended December 31, 2021 (dollar amounts in millions):

Share Issuance Date	Shares Issued	Amount
January 20, 2021	1,726,689	$35.0
March 12, 2021	2,171,816	45.0
April 12, 2021	5,326,877	110.0
May 26, 2021	4,036,582	85.0
July 16, 2021	7,161,130	149.9
October 15, 2021	7,806,514	164.0
November 12, 2021	8,182,294	174.0
December 29, 2021	4,748,891	99.6
Total	41,160,793	$862.5

The following table summarizes the Company’s distributions declared and payable for the year ended December 31, 2022:

Date Declared	Record Date	Payment Date	Per Share Amount	Total Amount
March 25, 2022	March 25, 2022	April 27, 2022	$0.48	$27,455
June 24, 2022	June 24, 2022	July 27, 2022	0.47	28,601
September 26, 2022	September 28, 2022	October 19, 2022	0.47	30,611
December 20, 2022	December 20, 2022	January 25, 2023	0.50	32,770
Total Distributions			$1.92	$119,437

The following table summarizes the Company’s distributions declared and payable for the year ended December 31, 2021:

Date Declared	Record Date	Payment Date	Per Share Amount		Total Amount
March 18, 2021	March 18, 2021	April 22, 2021	$0.45		$8,570
June 23, 2021	June 23, 2021	July 22, 2021	0.49		13,974
September 23, 2021	September 23, 2021	October 27, 2021	0.56		20,080
December 21, 2021	December 21, 2021	January 25, 2022	0.57	(1)	29,691
Total Distributions			$2.07		$72,315
(1)	Includes a special distribution of $0.11 per share for the year ended December 31, 2021.

The Company adopted an “opt in” dividend reinvestment plan (the “DRIP”). As a result, the Company’s stockholders who elect to “opt in” to the DRIP will have their cash dividends or distributions automatically reinvested in additional shares of Common Stock, rather than receiving cash. Stockholders who receive distributions in the form of shares of Common Stock will generally be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions; however, those stockholders will not receive cash with which to pay any applicable taxes. Shares issued under the DRIP will not reduce an investor’s outstanding capital commitment.

The following table summarizes the DRIP shares issued to stockholders who have “opted in” to the DRIP for the year ended December 31, 2022 and the value of such shares as of the payment dates:

Payment Date	DRIP Shares Value	DRIP Shares Issued
January 25, 2022	$7,540	358,891
April 27, 2022	6,964	332,212
July 27, 2022	7,614	372,338
October 19, 2022	8,204	408,126
Total	$30,322	1,471,567

The following table summarizes the DRIP shares issued to stockholders who have “opted in” to the DRIP for the year ended December 31, 2021 and the value of such shares as of the payment dates:

Payment Date	DRIP Shares Value	DRIP Shares Issued
January 27, 2021	$2,462	121,484
April 22, 2021	2,276	110,191
July 22, 2021	3,733	178,345
October 27, 2021	5,101	242,789
Total	$13,572	652,809